Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of Basic earnings per share
(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	13,332,431	12,354,114	16,804,380
Weighted average number of ordinary shares in issue	1,086,698,914	1,104,155,407	1,181,850,488

Basic earnings per share (in RMB)	12.27	11.19	14.22

Basic earnings per ADS (in RMB)		5.59	7.11

Summary of Diluted earnings per share
For the year ended December 31, 2020, potential ordinary shares issuable upon conversion of optionally convertible promissory notes were not included in the calculation of diluted earnings, as its effect would have been anti-dilutive.
For the year ended December 31, 2021, all four categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	13,332,431	12,354,114	16,804,380
Interest expense on convertible instruments, net of tax	—	147,293	1,388,080

Net profit used to determine diluted earnings per share	13,332,431	12,501,407	18,192,460

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,086,698,914	1,104,155,407	1,181,850,488
Adjustments for:
Assumed conversion of convertible instruments	—	21,873,817	169,736,565
Assumed exercise of share options and vesting of PSUs	—	—	8,164,723

Weighted average number of ordinary share for diluted earnings per share	1,086,698,914	1,126,029,224	1,359,751,776

Diluted earnings per share (in RMB)	12.27	11.10	13.38

Diluted earnings per ADS (in RMB)		5.55	6.69